Equity - Ordinary shares (Details)	12 Months Ended
	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares
Class A ordinary shares
Equity
Ordinary shares, shares authorized | shares	2,900,000,000	2,900,000,000
Ordinary shares, par value per share | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, number of votes per share | Vote	1
Class B ordinary shares
Equity
Ordinary shares, shares authorized | shares	100,000,000	100,000,000
Ordinary shares, par value per share | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, number of votes per share | Vote	10